Note 37 - Group Entities - Subsidiaries of the Company (Details) - USD ($) $ in Thousands			12 Months Ended
		Jan. 20, 2020	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Percentage of ownership		64.00%
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Caledonia Holdings Zimbabwe (Private) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Caledonia Mining Services Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)
Fintona Investments Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Fintona Investments Proprietary Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)			$ (14,859)	$ (14,859)
Caledonia Mining South Africa Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Caledonia Mining South Africa Proprietary Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)			$ 612	$ 1,750
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%	100.00%
Greenstone Management Services Holdings Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)			$ 20,818	$ 14,902
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership	[1]		64.00%	49.00%
Blanket Mine (1983) (Private) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)			$ (3,980)	$ (400)
Blanket Employee Trust Services (Private) Limited (BETS) [member]
Statement Line Items [Line Items]
Percentage of ownership	[2]
Blanket Employee Trust Services (Private) Limited (BETS) [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets of Blanket Mine (100%)	[2]

[1]	Refer to Note 6, for the effective shareholding. NCI has a 13.2% (2019: 16.2%, 2018: 16.2%) interest in cash flows of Blanket only.
[2]	BETS and the Community Trust are consolidated as structured entities.